SCHEDULE OF PROVISION FOR LITIGATION (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Unrealized foreign exchange gain (loss)	$ 605	$ 294
Currency translation adjustment gain (loss)	$ 635	$ 658